Financial Instruments - Summary of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 23,507,954	$ 19,483,211
Cash And Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	1,547,551	1,240,979
Investment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	88,336	2,764,968
Financial assets at fair value through profit or loss	931,273	458,053
Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 2,909,238	$ 3,410,099